FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	S/ 8,935,779	S/ 8,932,269
Net of financial assets presented in the consolidated statements of financial position	8,935,779	8,932,269
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(6,470,118)	(5,731,514)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(56,766)	(156,757)
Net amount	2,408,895	3,043,998
Receivables from Derivatives [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	904,791	987,663
Net of financial assets presented in the consolidated statements of financial position	904,791	987,663
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(310,932)	(234,550)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(37,615)	(139,833)
Net amount	556,244	613,280
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowings [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	1,033,177	1,410,647
Net of financial assets presented in the consolidated statements of financial position	1,033,177	1,410,647
Related amounts not offset in the consolidated statement of financial position, Financial instruments	0	0
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(19,151)	(16,924)
Net amount	1,014,026	1,393,723
Investments at Fair Value Through Other Comprehensive Income and Amortized Cost Pledged as Collateral [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	6,997,811
Net of financial assets presented in the consolidated statements of financial position	6,997,811
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(6,159,186)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	0
Net amount	S/ 838,625
Available for sale And Held to maturity Investments Pledged As Collateral [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets		6,533,959
Net of financial assets presented in the consolidated statements of financial position		6,533,959
Related amounts not offset in the consolidated statement of financial position, Financial instruments		(5,496,964)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received		0
Net amount		S/ 1,036,995